Document and Entity Information	Mar. 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001797318
Entity Registrant Name	AIM ETF PRODUCTS TRUST
Document Creation Date	Feb. 27, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Effective Date	Feb. 27, 2025